LOSS PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of anti-dilutive shares [Table Text Block]
	Three months ended	Three months ended
	March 31, 2024	March 31, 2023
Stock options	38	275
Warrants	2,384	960
Restricted stock awards	24	198
JustCBD potential additional shares to settle contingent consideration	632	657
Total anti-dilutive	3,078	2,090

Thousands of securities	December 31, 2023	December 31, 2022
Stock options	49	290
Warrants	2,384	961
Restricted stock awards	391	146
JustCBD potential additional shares to settle contingent consideration	632	657
Total anti-dilutive	3,456	2,054